Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	76 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	88 Months Ended	92 Months Ended	96 Months Ended	100 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2019	Apr. 17, 2018	Dec. 29, 2017	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
C000050458
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				$ 9,450					$ 10,608				$ 11,556				$ 11,350				$ 12,114				$ 15,220				$ 13,758				$ 15,386			$ 18,214			$ 20,329	$ 24,427
C000050456
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,889				12,284				11,675				13,109				16,817				14,700				16,477			20,298			23,073	27,299
C000025455
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					11,479				14,005				14,526				17,770				23,524				19,908				23,120			28,622			33,233	39,248
C000025457
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					11,938				14,459				14,894				18,086				23,766				19,954				23,011			28,269			32,586	38,181
C000025491
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,716				12,792				13,815				17,812				23,842				17,660				19,030			21,734			26,974	29,116
C000025493
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					11,137				13,199				14,155				18,109				24,066				17,712				18,952			21,492			26,467	28,346
C000198881
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value	$ 9,450						$ 12,124					$ 17,201				$ 12,634				$ 13,597				$ 16,789				$ 18,386				$ 22,960
C000198882
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value	9,900						12,617					17,772				12,959				13,836				16,966				18,437				22,847
C000025497
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,752				13,464				14,047				18,710				26,017				18,306				19,356			22,629			22,453	26,789
C000025499
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					11,185				13,903				14,390				19,036				26,270				18,341				19,244			22,336			21,992	26,048
C000025461
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,388				11,519				12,040				12,412				15,668				15,074				16,062			19,623			21,518	26,758
C000025463
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					10,801				11,887				12,342				12,629				15,819				15,106				15,974			19,367			21,081	26,019
C000025467
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,304				11,262				11,304				11,528				15,291				14,491				15,778			19,677			20,979	26,403
C000025469
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					10,710				11,616				11,583				11,724				15,427				14,521				15,687			19,418			20,544	25,658
C000025485
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,363				11,470				11,858				11,810				16,979				16,222				17,028			19,981			21,757	25,897
C000025487
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					10,777				11,840				12,145				12,007				17,134				16,243				16,931			19,708			21,303	25,171
C000025503
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,542				12,456				11,066				9,966				14,926				13,533				13,900			16,110			17,215	21,016
C000025505
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					10,961				12,853				11,333				10,128				15,059				13,553				13,819			15,893			16,856	20,430
C000136623
Account Value [Line Items]
Line Graph and Table Measure Name								Class A Including sale charges
Accumulated Value				9,450					10,518				12,040				11,387				10,981				16,539				15,065				15,673			18,382			18,658	22,412
C000136624
Account Value [Line Items]
Line Graph and Table Measure Name								Class C Including sale charges
Accumulated Value				9,900					10,938				12,428				11,674				11,164				16,685				15,090				15,581			18,145			18,272	21,779
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value				10,000					11,708				13,090				12,902				14,894				19,379				16,232				18,396			22,557			26,053	31,876
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value				1,000,000					1,170,800				1,308,954				1,290,236				1,489,449				1,937,922				1,623,203				1,839,576			2,255,689			2,605,320	3,187,609
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value			$ 10,000			$ 10,353					$ 10,205				$ 11,781				$ 15,328				$ 12,839				$ 14,550				$ 17,841				$ 20,606			$ 25,212
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value		$ 10,000			$ 10,224					$ 10,078				$ 11,634				$ 15,137				$ 12,679				$ 14,369				$ 17,619				$ 20,350			$ 24,898
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value				10,000					11,708				13,090				12,902				14,894				19,379				16,232				18,396			22,557			26,053	31,876
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value				1,000,000					1,170,800				1,308,954				1,290,236				1,489,449				1,937,922				1,623,203				1,839,576			2,255,689			2,605,320	3,187,609
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value			10,000			10,353					10,205				11,781				15,328				12,839				14,550				17,841				20,606			25,212
MSCI ACWI IMI Index (Net, USD, Unhedged)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI IMI Index (Net, USD, Unhedged)
Accumulated Value		10,000			10,224					10,078				11,634				15,137				12,679				14,369				17,619				20,350			24,898
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,160,600				1,395,622				1,413,904				1,717,045				2,284,357				1,980,994				2,273,389			2,867,653			3,321,889	3,989,589
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,833					10,975				13,328				17,731				15,377				17,646				22,259				25,785			30,968
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						11,683					15,543				13,479				15,468				19,512				22,603				27,146
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						11,683					15,543				13,479				15,468				19,512				22,603				27,146
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	1,000,000						1,168,300					1,554,306				1,347,894				1,546,844				1,951,189				2,260,257				2,714,568
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						11,683					15,543				13,479				15,468				19,512				22,603				27,146
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						11,683					15,543				13,479				15,468				19,512				22,603				27,146
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						11,683					15,543				13,479				15,468				19,512				22,603				27,146
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,160,600				1,395,622				1,413,904				1,717,045				2,284,357				1,980,994				2,273,389			2,867,653			3,321,889	3,989,589
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,833					10,975				13,328				17,731				15,377				17,646				22,259				25,785			30,968
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,161,600				1,391,829				1,426,486				1,747,445				2,310,996				2,011,491				2,321,260			2,938,716			3,415,963	4,091,299
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,813					11,082				13,576				17,954				15,627				18,034				22,831				26,538			31,785
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,161,600				1,391,829				1,426,486				1,747,445				2,310,996				2,011,491				2,321,260			2,938,716			3,415,963	4,091,299
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,813					11,082				13,576				17,954				15,627				18,034				22,831				26,538			31,785
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,160,600				1,395,622				1,413,904				1,717,045				2,284,357				1,980,994				2,273,389			2,867,653			3,321,889	3,989,589
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,833					10,975				13,328				17,731				15,377				17,646				22,259				25,785			30,968
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,160,600				1,395,622				1,413,904				1,717,045				2,284,357				1,980,994				2,273,389			2,867,653			3,321,889	3,989,589
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,833					10,975				13,328				17,731				15,377				17,646				22,259				25,785			30,968
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,160,600				1,395,622				1,413,904				1,717,045				2,284,357				1,980,994				2,273,389			2,867,653			3,321,889	3,989,589
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,606				13,956				14,139				17,170				22,844				19,810				22,734			28,677			33,219	39,896
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,833					10,975				13,328				17,731				15,377				17,646				22,259				25,785			30,968
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								EDGE Composite Index
Accumulated Value				10,000					11,525				12,810				12,860				14,729				18,711				16,174				18,131			21,951			25,095	30,297
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Treasury Index
Accumulated Value				10,000					10,003				9,874				10,614				11,195				11,117				10,276				10,258			10,900			11,361	11,532
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								EDGE Composite Index
Accumulated Value				1,000,000					1,152,500				1,281,004				1,286,000				1,472,855				1,871,116				1,617,392				1,813,097			2,195,116			2,509,457	3,029,667
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Treasury Index
Accumulated Value				1,000,000					1,000,328				987,354				1,061,398				1,119,539				1,111,696				1,027,553				1,025,820			1,089,999			1,136,098	1,153,218
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								EDGE Composite Index
Accumulated Value			10,000			10,378					10,418				11,932				15,159				13,103				14,689				17,784				20,330			24,545
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Treasury Index
Accumulated Value			10,000			9,970					10,718				11,305				11,226				10,376				10,359				11,007				11,472			11,645
EDGE Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								EDGE Composite Index
Accumulated Value		10,000			10,309					10,349				11,853				15,058				13,016				14,591				17,665				20,195			24,382
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Treasury Index
Accumulated Value		10,000			10,073					10,828				11,421				11,341				10,483				10,465				11,120				11,590			11,765
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								TAG Composite Index
Accumulated Value				10,000					11,525				12,810				12,860				14,729				18,711				16,174				18,131			21,951			25,095	30,297
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Treasury Index
Accumulated Value				10,000					10,003				9,874				10,614				11,195				11,117				10,276				10,258			10,900			11,361	11,532
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								TAG Composite Index
Accumulated Value				1,000,000					1,152,500				1,281,004				1,286,000				1,472,855				1,871,116				1,617,392				1,813,097			2,195,116			2,509,457	3,029,667
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Treasury Index
Accumulated Value				1,000,000					1,000,328				987,354				1,061,398				1,119,539				1,111,696				1,027,553				1,025,820			1,089,999			1,136,098	1,153,218
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								TAG Composite Index
Accumulated Value			10,000			10,378					10,418				11,932				15,159				13,103				14,689				17,784				20,330			24,545
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Treasury Index
Accumulated Value			$ 10,000			$ 9,970					$ 10,718				$ 11,305				$ 11,226				$ 10,376				$ 10,359				$ 11,007				$ 11,472			$ 11,645
TAG Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name								TAG Composite Index
Accumulated Value		10,000			10,309					10,349				11,853				15,058				13,016				14,591				17,665				20,195			24,382
Bloomberg U.S. Intermediate Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Intermediate Treasury Index
Accumulated Value		10,000			10,073					10,828				11,421				11,341				10,483				10,465				11,120				11,590			11,765
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,161,600				1,391,829				1,426,486				1,747,445				2,310,996				2,011,491				2,321,260			2,938,716			3,415,963	4,091,299
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,616				13,918				14,265				17,474				23,110				20,115				23,213			29,387			34,160	40,913
Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			10,813					11,082				13,576				17,954				15,627				18,034				22,831				26,538			31,785
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,452				14,322				15,175				18,751				25,345				18,581				20,996			25,000			31,605	31,239
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,452				14,322				15,175				18,751				25,345				18,581				20,996			25,000			31,605	31,239
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				1,000,000					1,145,200				1,432,187				1,517,545				1,875,079				2,534,545				1,858,075				2,099,624			2,500,023			3,160,529	3,123,867
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,452				14,322				15,175				18,751				25,345				18,581				20,996			25,000			31,605	31,239
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,452				14,322				15,175				18,751				25,345				18,581				20,996			25,000			31,605	31,239
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,452				14,322				15,175				18,751				25,345				18,581				20,996			25,000			31,605	31,239
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,452				14,322				15,175				18,751				25,345				18,581				20,996			25,000			31,605	31,239
Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			10,945					11,597				14,330				19,369				14,200				16,046				19,106				24,153			23,873
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000						11,498					15,592				11,654				12,444				14,643				16,177				19,939
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000						11,498					15,592				11,654				12,444				14,643				16,177				19,939
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	1,000,000						1,149,800					1,559,244				1,165,379				1,244,391				1,464,275				1,617,732				1,993,854
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000						11,498					15,592				11,654				12,444				14,643				16,177				19,939
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000						11,498					15,592				11,654				12,444				14,643				16,177				19,939
Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000						$ 11,498					$ 15,592				$ 11,654				$ 12,444				$ 14,643				$ 16,177				$ 19,939
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,557				15,045				14,488				17,674				24,062				17,883				19,235			22,268			24,793	28,591
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,557				15,045				14,488				17,674				24,062				17,883				19,235			22,268			24,793	28,591
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				1,000,000					1,155,700				1,504,490				1,448,824				1,767,421				2,406,166				1,788,263				1,923,455			2,226,784			2,479,302	2,859,131
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,557				15,045				14,488				17,674				24,062				17,883				19,235			22,268			24,793	28,591
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,557				15,045				14,488				17,674				24,062				17,883				19,235			22,268			24,793	28,591
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,557				15,045				14,488				17,674				24,062				17,883				19,235			22,268			24,793	28,591
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value				10,000					11,557				15,045				14,488				17,674				24,062				17,883				19,235			22,268			24,793	28,591
Russell 2500® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value		10,000			11,180					10,766				13,134				17,880				13,289				14,293				16,547				18,424			21,246
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				1,000,000					1,115,800				1,254,940				1,262,721				1,273,328				1,737,328				1,629,093				1,769,032			2,143,182			2,343,141	3,039,523
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,472					10,537				10,625				14,497				13,594				14,762				17,884				19,553			25,364
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				1,000,000					1,115,800				1,254,940				1,262,721				1,273,328				1,737,328				1,629,093				1,769,032			2,143,182			2,343,141	3,039,523
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,158				12,549				12,627				12,733				17,373				16,291				17,690			21,432			23,431	30,395
Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,472					10,537				10,625				14,497				13,594				14,762				17,884				19,553			25,364
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,082				12,486				12,095				11,938				17,250				15,905				16,804			20,196			21,860	27,227
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,082				12,486				12,095				11,938				17,250				15,905				16,804			20,196			21,860	27,227
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				1,000,000					1,108,200				1,248,609				1,209,527				1,193,804				1,725,046				1,590,493				1,680,355			2,019,619			2,186,036	2,722,708
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,082				12,486				12,095				11,938				17,250				15,905				16,804			20,196			21,860	27,227
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,082				12,486				12,095				11,938				17,250				15,905				16,804			20,196			21,860	27,227
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,082				12,486				12,095				11,938				17,250				15,905				16,804			20,196			21,860	27,227
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,082				12,486				12,095				11,938				17,250				15,905				16,804			20,196			21,860	27,227
Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			10,610					10,278				10,144				14,659				13,515				14,279				17,162				18,576			23,136
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,347				13,622				11,594				10,882				17,356				15,589				15,927			18,993			20,100	26,120
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,347				13,622				11,594				10,882				17,356				15,589				15,927			18,993			20,100	26,120
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				1,000,000					1,134,700				1,362,207				1,159,375				1,088,189				1,735,553				1,558,873				1,592,701			1,899,296			2,010,025	2,612,027
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,347				13,622				11,594				10,882				17,356				15,589				15,927			18,993			20,100	26,120
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,347				13,622				11,594				10,882				17,356				15,589				15,927			18,993			20,100	26,120
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,347				13,622				11,594				10,882				17,356				15,589				15,927			18,993			20,100	26,120
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value				10,000					11,347				13,622				11,594				10,882				17,356				15,589				15,927			18,993			20,100	26,120
Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value		10,000			11,092					9,440				8,861				14,132				12,693				12,969				15,465				16,367			21,269
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,322				13,963				12,966				13,847				20,198				17,060				18,192			21,352			23,496	29,497
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,322				13,963				12,966				13,847				20,198				17,060				18,192			21,352			23,496	29,497
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				1,000,000					1,132,200				1,396,342				1,296,643				1,384,686				2,019,841				1,705,958				1,819,233			2,135,234			2,349,611	2,949,702
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,322				13,963				12,966				13,847				20,198				17,060				18,192			21,352			23,496	29,497
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,000					11,322				13,963				12,966				13,847				20,198				17,060				18,192			21,352			23,496	29,497
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 10,000					$ 11,322				$ 13,963				$ 12,966				$ 13,847				$ 20,198				$ 17,060				$ 18,192			$ 21,352			$ 23,496	$ 29,497
Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 10,967					$ 10,184				$ 10,875				$ 15,864				$ 13,399				$ 14,288				$ 16,770				$ 18,454			$ 23,167